10. CONVERTIBLE NOTE PAYABLE - RELATED PARTIES AND FAIR VALUE MEASUREMENTS (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended		13 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 05, 2018	Jun. 30, 2017
Convertible Notes Payable - Related Parties	$ 160,000	$ 197,616	$ 724,616
Conversion of debt, amount converted		600,000	0
Conversion of debt, interest converted		$ 104,709
Conversion of debt, shares issued		4,698,060
Notes Payable [Member]
Interest rate on convertible note		10.00%
Automobile Loan [Member]
Interest rate on convertible note	5.99%	5.99%
Wheatley Note [Member]
Convertible Notes Payable - Related Parties	$ 160,000
Deferred Bonus					$ 35,000
Wheatley Note [Member] | Convertible Notes Payable [Member]
Convertible Notes Payable - Related Parties		$ 135,000	50,000
Accrued and unpaid interest	19,576	$ 12,312
Interest rate on convertible note		10.00%
Evey Note [Member]
Accrued and unpaid interest	$ 67,272
Interest rate on convertible note	10.00%
Evey Note [Member] | Convertible Notes Payable [Member]
Convertible Notes Payable - Related Parties			74,616
Gemini Master Fund - Third Amended [Member] | Convertible Notes Payable [Member]
Convertible Notes Payable - Related Parties		$ 0	600,000
Convertible Notes Payable [Member] | Wheatley Note [Member]
Debt maturity date		Dec. 31, 2020
Convertible Notes Payable [Member] | Evey Note [Member]
Debt maturity date	Dec. 31, 2017	Dec. 31, 2017
Repayments of related party debt, principal and interest			$ 12,000
Convertible Notes Payable - Related Parties		$ 62,616
Accrued and unpaid interest		$ 61,242
Interest rate on convertible note		10.00%
Convertible Notes Payable [Member] | Gemini Master Fund - Third Amended [Member]
Conversion of debt, amount converted				$ 600,000
Conversion of debt, interest converted				$ 104,709
Conversion of debt, shares issued				4,698,060